Income Taxes - Summary of Deferred Tax Assets and Liabilities (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Deferred tax assets:
Investment in partnership	$ 25,443
Net operating loss carryforwards and tax credits	1,906
Tax receivable agreement	5,324
Other	846
Total	33,519
Valuation allowance	(1,906)
Total deferred tax assets	31,613
Deferred tax liabilities:
Deferred tax assets	$ 31,613